Basis of preparation	12 Months Ended
Dec. 31, 2017
Basis Of Preparation
Disclosure of basis of preparation of financial statements [text block]

1 Basis of preparation

The Consolidated Financial Statements of the Eni Group have been prepared in accordance with International Financial Reporting Standards (IFRS)[1] as issued by the International Accounting Standards Board (IASB). Oil and natural gas exploration and production activity is accounted for in accordance with internationally accepted accounting standards taking into account the requirements in IFRSs that apply.

The Consolidated Financial Statements have been prepared under the historical cost convention, taking into account, where appropriate, value adjustments, except for certain items that under IFRSs must be measured at fair value as described in the note 3 “Significant accounting policies”.

The 2017 Consolidated Financial Statements included in the Annual Report on Form 20-F, approved by the Eni’s Board of Directors on April 5, 2018, were audited by the external auditor Ernst & Young SpA. The external auditor of Eni SpA, as the main external auditor, is wholly in charge of the auditing activities of the Consolidated Financial Statements; when there are other external auditors, Ernst & Young SpA takes the responsibility of their work.

The Consolidated Financial Statements are presented in euro and all values are rounded to the nearest million euros (€ million).